AMERICAN EXPRESS Financial Direct

Strategist World Fund, Inc.


1998 Semiannual Report

                            Strategist Emerging Markets Fund

                                Strategist World Growth Fund

                                Strategist World Income Fund


Table of contents


Financial statements (Strategist World Fund, Inc.)              1
Notes to financial statements (Strategist World Fund, Inc.)     6
Financial statements (Emerging Markets Portfolio)              11
Notes to financial statements (Emerging Markets Portfolio)     14
Investment in securities (Emerging Markets Portfolio)          19
Financial statements (World Growth Portfolio)                  29
Notes to financial statements (World Growth Portfolio)         32
Investments in securities (World Growth Portfolio)             37
Financial statements (World Income Portfolio)                  47
Notes to financial statements (World Income Portfolio)         50
Investments in securities (World Income Portfolio)             55

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Financial statements

Statements of assets and liabilities
Strategist World Fund, Inc.
April 30, 1998 (Unaudited)


                                                                      Strategist      Strategist World     Strategist
                                                                   Emerging Markets        Growth         World Income
                                                                         Fund               Fund              Fund
Assets
Investment in corresponding Portfolio (Note 1)                          $688,566           $782,096        $658,714
Organizational costs (Note 1)                                                 36              1,579           1,578
Other receivables                                                             19                 29               2
                                                                              --                 --               -
Total assets                                                             688,621            783,704         660,294
                                                                         -------            -------         -------

Liabilities
Dividends payable to shareholders                                             --                 --           2,484
Accrued distribution fee                                                       5                  5               4
Accrued transfer agency fee                                                    2                  1               1
Accrued administrative services fee                                            2                  1               1
Other accrued expenses                                                    19,133             17,056          24,722
                                                                          ------             ------          ------
Total liabilities                                                         19,142             17,063          27,212
                                                                          ------             ------          ------
Net assets applicable to outstanding capital stock                      $669,479           $766,641        $633,082
                                                                        --------           --------        --------

Represented by
Capital stock-- $.01 par value (Note 1)                                 $  1,462             $  813         $ 1,013
Additional paid-in capital                                               731,055            589,799         612,408
Undistributed (excess of distributions over)
   net investment income                                                  (2,098)            (2,805)          9,177
Accumulated net realized gain (loss)                                     (72,492)            25,421          (3,682)
Unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                                  11,552             153,413         14,166
                                                                          ------             -------         ------
Total -- representing net assets applicable to
   outstanding capital stock                                            $669,479            $766,641       $633,082
                                                                        --------            --------       --------
Shares outstanding                                                       146,226              81,347        101,282
                                                                         -------              ------        -------
Net asset value per share of
   outstanding capital stock                                            $   4.58            $   9.42       $   6.25
                                                                        --------            --------       --------

See accompanying notes to financial statements.

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Statements of operations
Strategist World Fund, Inc.
Six months ended April 30, 1998 (Unaudited)

                                                                       Strategist     Strategist World     Strategist
                                                                    Emerging Markets       Growth         World Income
                                                                          Fund              Fund              Fund

Investment income
Income:
Dividends                                                                $ 1,946            $ 3,294          $  129
Interest                                                                   3,187                861          23,148
   Less foreign taxes withheld                                              (161)              (199)           (626)
                                                                            ----               ----            ----
Total income                                                               4,972              3,956          22,651
                                                                           -----              -----          ------

Expenses (Note 2):
Expenses allocated from corresponding Portfolio                            4,068              2,756           2,474
Distribution fee                                                             806                821             768
Transfer agency fee                                                          322                195             124
Administrative services fees and expenses                                    322                197             184
Postage                                                                       --                 --             357
Registration fees                                                         10,727              6,043             188
Reports to shareholders                                                       --                 --             143
Audit fees                                                                 1,600              1,600           1,600
Other                                                                      1,662                 --             550
                                                                           -----              -----             ---
Total expenses                                                            19,507             11,612           6,388
   Less expenses reimbursed by AEFC                                      (12,432)            (5,955)         (4,514)
                                                                         -------             ------          ------
Total net expenses                                                         7,075              5,657           1,874
                                                                           -----              -----           -----
Investment income (loss)-- net                                            (2,103)            (1,701)         20,777
                                                                          ------             ------          ------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                                 (63,467)            24,709           1,907
   Financial futures                                                          --                 --          (2,650)
   Foreign currency transactions                                          (5,315)             4,095              --
                                                                          ------              -----           -----
Net realized gain (loss) on investments                                  (68,782)            28,804            (743)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                                  98,511            132,311           4,766
                                                                          ------            -------           -----
Net gain (loss) on investments and foreign currencies                     29,729            161,115           4,023
Net increase (decrease) in net assets resulting
   from operations                                                       $27,626           $159,414         $24,800
                                                                         -------           --------         -------

See accompanying notes to financial statements.

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Statement of changes in net assets
Strategist World Fund, Inc.


                                                                          Strategist Emerging Markets Fund


                                                                      April 30, 1998             For the period
                                                                     Six months ended          from Nov. 13, 1996*
                                                                        (Unaudited)             to Oct. 31, 1997
Operations and distributions
Investment income (loss)-- net                                            $ (2,103)                    $    774
Net realized gain (loss) on investments                                    (68,782)                     104,401
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                                    98,511                      (86,959)
                                                                            ------                      -------
Net increase (decrease) in net assets
   resulting from operations                                                27,626                       18,216
                                                                            ------                       ------
Distributions to shareholders from:
   Net investment income                                                    (1,190)                      (1,462)
   Net realized gains                                                     (106,562)                           --
                                                                          --------                       ------
Total distributions                                                       (107,752)                      (1,462)
                                                                          --------                       ------

Capital share transactions (Note 3)
Proceeds from sales                                                         30,383                      634,388
Reinvestment of distributions at net asset value                           107,748                        1,462
Payments for redemptions                                                   (39,272)                      (2,858)
                                                                           -------                       ------
Increase (decrease) in net assets from capital
   share transactions                                                       98,859                      632,992
                                                                            ------                      -------
Total increase (decrease) in net assets                                     18,733                      649,746
Net assets at beginning of period (Note 1)                                 650,746                        1,000
                                                                           -------                        -----
Net assets at end of period                                               $669,479                     $650,746
                                                                          --------                     --------
Undistributed (excess of distributions over)
   net investment income                                                  $ (2,098)                    $  1,195
                                                                          --------                     --------

*Commencement of operations.

See accompanying notes to financial statements.

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

Statements of changes in net assets
Strategist World Fund, Inc.

                                                                            Strategist World Growth Fund


                                                                        April 30, 1998              Oct. 31, 1997
                                                                       Six months ended               Year ended
                                                                          (Unaudited)
Operations and distributions
Investment income (loss)-- net                                           $  (1,701)                     $ 1,551
Net realized gain (loss) on investments                                     28,804                        9,866
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                                   132,311                       18,151
                                                                           -------                       ------
Net increase (decrease) in net assets
   resulting from operations                                               159,414                       29,568
Distributions to shareholders from:
   Net investment income                                                    (3,155)                        (957)
                                                                            ------                         ----

Capital share transactions (Note 3)
Proceeds from sales                                                         14,700                      105,025
Reinvestment of distributions at net asset value                             3,155                          957
Payments for redemptions                                                   (11,703)                     (19,522)
                                                                           -------                      -------
Increase (decrease) in net assets from capital
   share transactions                                                        6,152                       86,460
                                                                             -----                       ------
Total increase (decrease) in net assets                                    162,411                      115,071
Net assets at beginning of period                                          604,230                      489,159
                                                                           -------                      -------
Net assets at end of period                                               $766,641                     $604,230
                                                                          --------                     --------
Undistributed (excess of distributions over)
   net investment income                                                  $ (2,805)                    $  2,051
                                                                          --------                     --------

See accompanying notes to financial statements.
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

Statements of changes in net assets
Strategist World Fund, Inc.

                                                                         Strategist World Income Fund


                                                                      April 30, 1998                Oct. 31, 1997
                                                                     Six months ended                 Year ended
                                                                        (Unaudited)
Operations and distributions
Investment income (loss)-- net                                            $ 20,777                     $ 33,966
Net realized gain (loss) on investments                                       (743)                       4,989
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                                     4,766                       (9,228)
                                                                             -----                       ------
Net increase (decrease) in net assets
   resulting from operations                                                24,800                       29,727
                                                                            ------                       ------
Distributions to shareholders from:
   Net investment income                                                   (15,573)                     (20,717)
   Net realized gain                                                       (15,746)                      (1,848)
                                                                           -------                       ------
Total distributions                                                        (31,319)                     (22,565)
                                                                           -------                      -------

Capital share transactions (Note 3)
Proceeds from sales                                                          2,000                       80,679
Reinvestment of distributions at net asset value                            31,378                       29,488
Payments for redemptions                                                   (18,637)                     (15,976)
                                                                           -------                      -------
Increase (decrease) in net assets from capital
   share transactions                                                       14,741                       94,191
                                                                            ------                       ------
Total increase (decrease) in net assets                                      8,222                      101,353
Net assets at beginning of period                                          624,860                      523,507
                                                                           -------                      -------
Net assets at end of period                                               $633,082                     $624,860
                                                                          --------                     --------
Undistributed net investment income                                       $  9,177                     $  3,973
                                                                          --------                     --------

See accompanying notes to financial statements.

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Notes to financial statements

Strategist World Fund, Inc.
(Unaudited as to April 30, 1998)

1. Summary of significant accounting policies
Strategist  Emerging  Markets Fund  (Emerging  Markets Fund),  Strategist  World
Growth Fund (World Growth Fund),  and Strategist World Income Fund (World Income
Fund), are series of capital stock within  Strategist World Fund, Inc. Each Fund is  registered  under  the  Investment  Company  Act of 1940 (as  amended)  as a diversified,  open-end management  investment  company.  Each Fund has 3 billion authorized shares of capital stock. On Nov. 12, 1996, American Express Financial
Corporation   (AEFC)  invested  $1,000  in  the  Emerging  Markets  Fund,  which represented 200 shares. Operations commenced on Nov. 13, 1996.

Investments in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series of World Trust (the Trust).

Emerging  Markets  Fund  invests  all of its  assets  in  the  Emerging  Markets
Portfolio, an open-end investment company that has the same objectives as the Fund. Emerging Markets Portfolio seeks to provide shareholders with a long-term growth of capital by investing primarily in equity securities of issuers in countries with developing or emerging markets.

World Growth Fund invests all of its assets in the World Growth Portfolio, an open-end investment company that has the same objectives as the Fund. World
Growth Portfolio seeks to provide a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world.

World Income Fund invests all of its assets in the World Income Portfolio, an open-end investment company that has the same objectives as the Fund. World
Income Portfolio invests primarily in debt securities of U.S. and foreign issuers.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Each Fund records its investment in the corresponding Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of April
30, 1998,  the  percentages  of the  corresponding  Portfolio  owned by Emerging
Markets  Fund,  World  Growth Fund and World  Income Fund were 0.15%,  0.06% and
0.07%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements," which are included elsewhere in this report.

Organizational costs
Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes
Since each Fund's policy is to comply with all sections of the Internal  Revenue
Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolios may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
Dividends from net investment income, declared and paid at the end of each calendar year for Emerging Markets Fund and World Growth Fund and declared daily and paid each calendar quarter for World Income Fund are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
At April 30, 1998, AEFC owned 120,255 shares for Emerging  Markets Fund,  69,210 shares for World Growth Fund and 93,005 shares for World Income Fund.


2. Expenses and sales charges
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund entered into an agreement with AEFC for providing administrative services. Under its Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% for Emerging
Markets Fund, from 0.06% to 0.035% for World Growth Fund and from 0.06% to 0.04% for World Income Fund annually.

Under a separate  Transfer  Agency  Agreement,  American  Express Client Service
Corporation (AECSC) maintains  shareholder accounts and records.  Each Fund pays
AECSC an annual fee per shareholder account of $20 ($25 for World Income Fund).

Under a Plan and  Agreement of  Distribution,  each Fund pays  American  Express
Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

A redemption fee of 0.50% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses through Dec. 31, 1998. Under this agreement each Fund's total expenses will not exceed 2.20% of Emerging Markets Fund's average daily net assets, 1.75% of World Growth Fund's average daily net assets and 1.35% of World Income Fund's average daily net assets. In addition, for the six months ended April 30, 1998, AEFC further voluntarily agreed to waive certain fees and expenses to 1.72% for World Growth Fund and .61% for World Income Fund.

3. Capital share transactions
Transactions in shares of capital stock for the periods indicated are as follows:

                                     Six months ended April 30, 1998
                          Emerging                World                 World
                           Markets               Growth                Income
                            Fund                  Fund                  Fund

Sold                        6,529                 1,817                   320

Issued for reinvested
   distributions           24,544                   412                 5,061

Redeemed                   (8,292)               (1,528)               (2,966)
                           ------                ------                ------

Net increase (decrease)    22,781                   701                 2,415



                                        Year ended Oct. 31, 1997
                           Emerging                World                 World
                            Markets               Growth                Income
                             Fund*                 Fund                  Fund

Sold                       123,439                14,316                12,880

Issued for reinvested          287                   132                 4,682
   distributions

Redeemed                      (481)               (2,913)               (2,536)
                              ----                ------                ------

Net increase (decrease)    123,245                11,535                15,026

*Inception date was Nov. 13, 1996.


4. Capital loss carryover
For federal income tax purposes, World Growth Fund had a capital loss carryover at Oct. 31, 1997 of $3,309 that, if not offset by subsequent capital gains, will expire in 2005. It is unlikely the board will authorize a distribution of any net realized gain for a Fund until its capital loss carryover has been offset or expires.

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5. Financial highlights
The table below shows certain important financial information for evaluating each Fund's results.

Fiscal period ended Oct. 31,
Per share income and capital changesa


                                                       Emerging                 World                     World
                                                     Markets Fund            Growth Fund               Income Fund

                                                    1998d    1997c    1998d    1997      1996b    1998d   1997     1996b
Net asset value, beginning of period               $5.27    $5.00    $7.49    $7.08     $7.32    $6.32   $6.24    $6.05
Income from investment operations:
Net investment income (loss)                        (.01)     .01     (.02)     .02       .04      .21     .36      .15
Net gains (losses)
   (both realized and unrealized)                    .19      .27     1.99      .40      (.28)     .02    (.03)     .25
Total from investment operations                     .18      .28     1.97      .42      (.24)     .23     .33      .40
Less distributions:
Dividends from net investment income                (.01)    (.01)    (.04)    (.01)       --     (.16)   (.23)    (.15)
Excess distributions of net
   investment income                                  --       --       --       --        --       --      --     (.06)
Distributions from realized gains                   (.86)      --       --       --        --     (.14)   (.02)      --
Total distributions                                 (.87)    (.01)    (.04)    (.01)       --     (.30)   (.25)    (.21)
Net asset value, end of period                      4.58     5.27     9.42     7.49      7.08     6.25    6.32     6.24
Ratios/supplemental data:
Net assets, end of period (in thousands)            $669     $651     $767     $604      $489     $633    $627     $524
Ratio of expenses to average daily
   net assetse                                     2.20%f   2.20%f   1.72%f   1.65%     1.75%f    .61%f  1.35%    1.35%f
Ratio of net income (loss) to
   average daily net assets                        (.65%)f   .12%f   (.52%)f   .26%     1.61%f   6.76%f  6.28%    5.87%f
Total return                                        4.0%     5.9%    26.4%     6.0%     (3.3%)    3.5%    6.6%     6.6%
Portfolio turnover rate (excluding
   short-term securities)                            69%      87%      40%     199%       58%      15%     55%      24%
Average brokerage commission rateg                $.0015   $.0034   $.0335   $.0113    $.0086       --      --       --

a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was May 13, 1996.

c Inception date was Nov. 13, 1996.

d Six months ended April 30, 1998 (Unaudited).

e The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 6.05% and 9.61% for Emerging Markets Fund for periods ended 1998 and 1997, respectively, 3.54%, 5.13% and 17.33% for World Growth Fund for periods ended 1998, 1997 and 1996, respectively, and 2.08%, 5.36% and 19.23% for World
Income Fund for periods ended 1998, 1997 and 1996, respectively.

f Adjusted to an annual basis.

g Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

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Financial statements

Statement of assets and liabilities
Emerging Markets Portfolio
April 30, 1998


Assets                                                                                                (Unaudited)
Investments in securities, at value (Note 1)
   (identified cost $488,584,583)                                                                    $496,296,281
Cash in bank on demand deposit                                                                            750,992
Dividends and accrued interest receivable                                                                 178,170
Receivable for investment securities sold                                                               6,809,528
Unrealized appreciation on foreign currency
   contracts held, at value (Notes 1 & 5)                                                                   1,994
U.S. government securities held as collateral (Note 4)                                                 10,323,518
                                                                                                       ----------
Total assets                                                                                          514,360,483
                                                                                                      -----------

Liabilities
Payable for investment securities purchased                                                             6,655,767
Unrealized depreciation on foreign currency
   contracts held, at value (Notes 1 & 5)                                                                  14,526
Payable upon return of securities loaned (Note 4)                                                      53,910,168
Accrued investment management services fee                                                                 13,338
Other accrued expenses                                                                                     37,833
                                                                                                           ------
Total liabilities                                                                                      60,631,632
                                                                                                       ----------
Net assets                                                                                           $453,728,851
                                                                                                     ------------

See accompanying notes to financial statements.

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

Statement of operations
Emerging Markets Portfolio
Six months ended April 30, 1998



Investment income                                                                                     (Unaudited)
Income:
Dividends                                                                                            $ 1,167,429
Interest                                                                                               1,881,883
   Less foreign taxes withheld                                                                           (95,566)
                                                                                                         -------
Total income                                                                                           2,953,746
                                                                                                       ---------

Expenses (Note 2):
Investment management services fee                                                                     2,154,672
Compensation of board members                                                                              4,594
Custodian fees                                                                                           256,828
Audit fees                                                                                                 6,750
Other                                                                                                     11,992
                                                                                                          ------
Total expenses                                                                                         2,434,836
   Earnings credits on cash balances (Note 2)                                                            (10,058)
                                                                                                         -------
Total net expenses                                                                                     2,424,778
                                                                                                       ---------
Investment income (loss) --  net                                                                         528,968
                                                                                                         -------


Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                                    (35,322,147)
   Foreign currency transactions                                                                      (2,126,113)
                                                                                                      ----------
Net realized gain (loss) on investments                                                              (37,448,260)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                                                                  57,104,332
                                                                                                      ----------
Net gain (loss) on investments and foreign currencies                                                 19,656,072
                                                                                                      ----------
Net increase (decrease) in net assets resulting from operations                                      $20,185,040
                                                                                                     -----------

See accompanying notes to financial statements.

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

Statements of changes in net assets
Emerging Markets Portfolio
                                                                     April 30, 1998                 For the period
                                                                    Six months ended              from Nov. 13, 1996*
                                                                       (Unaudited)                 to Oct. 31, 1997
Operations
Investment income (loss)-- net                                        $    528,968                 $  1,745,263
Net realized gain (loss) on investments                                (37,448,260)                   8,130,275
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                                                   57,104,332                  (49,497,497)
                                                                        ----------                  -----------
Net increase (decrease) in net assets
   resulting from operations                                            20,185,040                  (39,621,959)
Net contributions (withdrawals)
   from partners                                                        75,085,539                  398,076,231
                                                                        ----------                  -----------
Total increase (decrease) in net assets                                 95,270,579                  358,454,272
Net assets at beginning of period                                      358,458,272                        4,000
                                                                       -----------                        -----
Net assets at end of period                                           $453,728,851                 $358,458,272
                                                                      ------------                 ------------

*Commencement of operations.
See accompanying notes to financial statements.

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Notes to financial statements

Emerging Markets Portfolio
(Unaudited as to April 30, 1998)

1. Summary of significant accounting policies
Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Emerging Markets Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On Nov. 12, 1996, two funds affiliated with American Express Financial Corporation (AEFC) invested $4,000 in the Portfolio. Operations did not formally commence until Nov. 13, 1996.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended April 30, 1998, the Portfolio's custodian fees were reduced by $10,058 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $243,180,295 and $128,631,796, respectively, for the six months ended April 30, 1998. For the same period, the portfolio turnover rate was 69%. Realized gains and losses are determined on an identified cost basis.

4. Lending of portfolio securities
At April 30, 1998, securities valued at $50,721,737 were on loan to brokers. For collateral, the Portfolio received $43,586,650 in cash and U.S. government securities valued at $10,323,518. Income from securities lending amounted to $233,065 for the six months ended April 30, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


5. Foreign currency contracts
At April 30, 1998, the Portfolio had entered into foreign currency exchange contracts that obligate the Portfolio to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date        Currency to             Currency to       Unrealized        Unrealized
                    be delivered             be received      appreciation      depreciation

May 1, 1998          31,162,223               4,024,567          $1,559           $     --
                  Hong Kong Dollar           U.S. Dollar

May 1, 1998         1,294,498,163              160,230               --              1,582
                  Indonesian Rupiah          U.S. Dollar

May 4, 1998           6,668,699              257,411,771             --             12,932
                     U.S. Dollar            Thailand Baht

May 4, 1998          15,360,382               1,982,803             435                 --
                  Hong Kong Dollar           U.S. Dollar

May 4, 1998            15,923                  13,912                --                 12
                   Brazilian Real            U.S. Dollar

Total                                                            $1,994            $14,526


Investments in securities


Emerging Markets Portfolio
April 30, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (87.4%)

Issuer                                                                    Shares                         Value (a)

Argentina (3.2%)
Energy (1.4%)
Perez Companc                                                          1,060,000                        $6,360,636

Utilities -- telephone (1.8%)
Telefonica de Argentina ADR                                              210,000(c)                      8,098,125

Brazil (16.3%)
Banks and savings & loans (1.5%)
Garanti Banking                                                      130,000,000(b)                      6,890,000

Beverages & tobacco (1.4%)
Companhia Cervejaria Brahma ADR                                       10,000,000                         6,514,230

Chemicals (0.9%)
Companhia de Saneamento Basico do
Estado de Sao Paulo                                                   17,000,000                         3,864,814

Energy (3.1%)
Petroleo Brasileiro ADR                                                  548,000(c)                     13,867,414

Utilities -- electric (4.4%)
Centrais Eletricas Brasileiras ADR                                       481,000                         9,985,608
Companhia Energetica de Brasilia                                      60,000,000(b)                      2,691,360
Light Servicos de Eletricidade                                        17,995,000                         7,237,967
                                                                                                       -----------
Total                                                                                                   19,914,935

Utilities -- telephone (5.0%)
Telecomunicacoes Brasileiras --
  Telebras ADR                                                           145,000                        17,662,812
Telecomunicacoes de Minas
  Gerais Cl B                                                         32,900,000(b)                      5,077,457
                                                                                                       -----------
Total                                                                                                   22,740,269

Chile (1.7%)
Multi-industry conglomerates (--%)
Quinenco ADR                                                              12,370                          $127,566

Utilities -- telephone (1.7%)
Compania de Telecomunicaciones
  de Chile ADR                                                           315,000(c)                      7,894,687

China (1.1%)
Utilities -- electric
Beijing Datang Power Generation Cl H                                  12,390,000(b)                      5,039,013

Egypt (1.4%)
Building materials & construction
Suez Cement GDR                                                          320,000                         6,528,000

Greece (5.3%)
Banks and savings & loans (3.9%)
National Bank of Greece                                                  100,000(b)                     17,594,100

Building materials & construction (1.4%)
Titan Cement                                                              73,000(b)                      6,247,654

Hong Kong (7.0%)
Communications equipment & services (1.9%)
China Telecom                                                          4,500,000(b,c)                    8,540,100

Computers & office equipment (0.6%)
Legend Holdings                                                        6,072,000(b)                      2,606,710

Industrial equipment & services (0.5%)
First Tractor                                                          3,800,000(b)                      2,121,920

Multi-industry conglomerates (4.0%)
China Merchants Holdings Intl                                          4,314,000(b,c)                    3,425,316
China Resources Enterprises                                            2,948,000(b)                      5,061,716
Shanghai Industrial Holdings                                           2,762,000(b,c)                    9,467,031
                                                                                                       -----------
Total                                                                                                   17,954,063

Hungary (3.6%)
Chemicals (0.8%)
Borsod Chemical                                                          100,000(d)                      3,740,000

Health care (1.9%)
EGIS                                                                      63,000(b)                      3,286,622
Gedeon Richter                                                            48,000                         5,112,000
                                                                                                       -----------
Total                                                                                                    8,398,622

Utilities -- telephone (0.9%)
Matav ADR                                                                135,000(b)                      3,982,500

India (1.6%)
Automotive & related (0.9%)
Tata Engineering & Locomotive GDR                                        551,000                         4,008,525

Utilities -- telephone (0.7%)
Mahanagar Telephone Nigam GDR                                            218,000(b)                      3,389,900

Indonesia (0.3%)
Utilities -- telephone
Indosat                                                                  886,000                         1,295,775

Israel (4.9%)
Banks and savings & loans (1.9%)
Bank Hapoalim                                                          3,200,000(b)                      8,573,120

Chemicals (1.6%)
Israel Chemical                                                        2,550,000                         3,068,415
Makhteshim Chemical Works                                                520,000(b)                      4,405,284
                                                                                                       -----------
Total                                                                                                    7,473,699

Communications equipment & services (0.9%)
Tadiran Telecommunications                                               100,000                         3,885,120

Computers & office equipment (0.5%)
Formula Systems                                                           64,711(b)                      2,494,894

Malaysia (1.2%)
Energy
Petronas Gas Berhad                                                    2,208,000(b)                      5,342,035

Mexico (13.1%)
Beverages & tobacco (4.2%)
Coca-Cola Femsa ADR                                                      343,200                         5,834,400
Fomento Economico Mexicano Cl B                                          959,000                         7,097,843
Panamerican Beverages Cl A                                               149,400                         5,957,325
                                                                                                       -----------
Total                                                                                                   18,889,568

Financial services (1.7%)
Grupo Financiero Bancomer Cl B                                        11,500,000(b)                      7,942,257

Media (1.0%)
Grupo Televisa                                                           115,000(b)                      4,715,000

Multi-industry conglomerates (1.9%)
Grupo Carso                                                            1,350,000(b)                      8,496,170

Paper & packaging (1.9%)
Kimberly-Clark de Mexico ADR                                             345,000                         8,401,957

Utilities -- telephone (2.4%)
Telefonos de Mexico ADR Cl L                                             190,000                        10,758,750

Peru (1.4%)
Metals
Compania de Minas Buenaventura ADR                                       400,000(c)                      6,200,000

Russia (7.3%)
Communications equipment & services (1.3%)
Vimpel-Communications ADR                                                113,000(b,c)                    6,102,000

Energy (2.4%)
AO Tatneft ADR                                                           300,000(b,c)                    5,812,500
Lukoil Holding ADR                                                        80,000(c)                      5,272,560
                                                                                                       -----------
Total                                                                                                   11,085,060

Utilities -- electric (2.0%)
Mosenergo ADR                                                            155,000(b,c)                    5,502,500
Unified Energy Systems GDR                                            11,500,000(b)                      3,785,800
                                                                                                       -----------
Total                                                                                                    9,288,300

Utilities -- telephone (1.6%)
Rostelecom ADR                                                           337,000(b)                      7,224,438

South Africa (1.6%)
Energy equipment & services (1.1%)
Sasol                                                                    500,000                         5,045,500

Metals (0.5%)
Anglogold ADR                                                            456,870                         2,312,904

South Korea (1.9%)
Electronics
Samsung Electronics                                                      157,900(b)                      8,742,686

Taiwan (6.3%)
Computers & office equipment (2.7%)
D-Link                                                                 2,378,000(b)                      6,093,863
Synnex Technology Intl                                                 1,120,000(b)                      6,385,568
                                                                                                       -----------
Total                                                                                                   12,479,431

Electronics (3.0%)
Acer Peripherals                                                       1,200,000(b)                      2,183,520
Compal Electronics                                                     1,419,000(b)                      6,175,204
Taiwan Secom                                                             700,000(b)                      2,282,070
Yageo                                                                  1,285,000(b)                      3,059,071
                                                                                                       -----------
Total                                                                                                   13,699,865

Textiles & apparel (0.6%)
Far Eastern Textile                                                    3,100,000(b)                      2,820,380

Thailand (1.7%)
Banks and savings & loans
Bangkok Bank                                                           1,613,000(b)                      4,045,565
Thai Farmers Bank                                                      1,506,000(b)                      3,446,180
                                                                                                       -----------
Total                                                                                                    7,491,745

Turkey (5.2%)
Automotive & related (1.2%)
Otosan Otomobil Sanayii                                                7,288,000                         5,248,089

Banks and savings & loans (2.4%)
Akbank T.A.S.                                                         61,600,000(b)                      5,236,000
Yapi Kredit Finance                                                  115,000,000(b)                      5,635,000
                                                                                                       -----------
Total                                                                                                   10,871,000

Multi-industry conglomerates (1.6%)
Dogan Sirketler Grubu Holdings                                       125,000,000(b)                      7,125,000

Venezuela (1.3%)
Utilities -- telephone
Compania Anonima Nacional
   Telefonos de Venezuela ADR                                            180,000                         6,030,000

Total common stocks
(Cost: $391,059,752)                                                                                  $396,458,526


Preferred stocks & other (4.1%)

Issuer                                                                    Shares                         Value (a)

Brazil (3.0%)
Companhia Vale do Rio Doce                                               350,000(b)                     $8,263,010
Telecomunicacoes do Rio de Janeiro                                    35,000,000(b)                      5,324,900
                                                                                                       -----------
Total                                                                                                   13,587,910

Philippines (1.0%)
Jollibee Foods                                                        10,142,000                         4,609,539
  Warrants

South Korea (0.1%)
Samsung Electronics                                                       12,562                           242,499
  Rights

Taiwan (--%)
Yageo                                                                     99,471(e)                            --
  Rights

Total preferred stocks & other
(Cost: $16,127,024)                                                                                    $18,439,948


Short-term securities (17.9%)

Issuer                                               Annualized                  Amount                    Value (a)
                                                    yield on date              payable at
                                                     of purchase                maturity

U.S. government agencies (4.6%)
Federal Home Loan Mtge Corp Disc Nts
   05-20-98                                             5.43%                    $700,000                  $697,998
   05-29-98                                             5.45                    4,500,000                 4,481,048
Federal Natl Mtge Assn Disc Nts
   05-11-98                                             5.43                    1,700,000                 1,697,445
   05-13-98                                             5.41                   10,000,000                 9,982,000
   05-15-98                                             5.44                    4,300,000                 4,290,945
                                                                                                        -----------
Total                                                                                                    21,149,436

Commercial paper (12.0%)
Ciesco LP
   05-15-98                                             5.53                    1,800,000                 1,796,150
Delaware Funding
   05-22-98                                             5.54                    3,400,000(f)              3,389,052
Dresdner US Finance
   05-21-98                                             5.53                    4,200,000                 4,187,143
Fleet Funding
   05-29-98                                             5.54                    8,500,000(f)              8,463,573
Glaxo Wellcome
   05-05-98                                             5.52                    8,100,000(f)              8,095,050
Goldman Sachs Group
   05-15-98                                             5.54                   12,500,000                12,473,215
GTE Funding
   06-02-98                                             5.54                    1,100,000                 1,094,612
Reed Elsevier
   05-11-98                                             5.54                    7,600,000(f)              7,588,389
Toyota Motor Credit
   05-19-98                                             5.55                    4,700,000                 4,687,028
Xerox
   05-01-98                                             5.55                    2,600,000                 2,600,000
                                                                                                        -----------
Total                                                                                                    54,374,212

Letters of credit (1.3%)
Bank of America-
AES Hawaii
   05-14-98                                             5.53%                  $1,700,000                $1,696,617
   06-05-98                                             5.53                    4,200,000                 4,177,542
                                                                                                        -----------
Total                                                                                                     5,874,159

Total short-term securities
(Cost: $81,397,807)                                                                                     $81,397,807

Total investments in securities
(Cost: $488,584,583)(g)                                                                                $496,296,281


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 4 to the financial statements.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Negligible market value.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) At April 30, 1998, the cost of securities for federal income tax purposes was approximately $488,585,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation                        $43,318,000
 Unrealized depreciation                        (35,607,000)
                                                -----------
 Net unrealized appreciation                     $7,711,000

See accompanying notes to investments in securities.


Financial statements

Statement of assets and liabilities
World Growth Portfolio
April 30, 1998


Assets                                                                                               (Unaudited)
Investments in securities, at value (Note 1)
   (identified cost $1,155,369,019)                                                                $1,422,296,063
Dividends and accrued interest receivable                                                               2,101,495
Receivable for investment securities sold                                                              19,253,499
Unrealized appreciation on foreign currency
   contracts held, at value (Notes 1 and 4)                                                                   784
U.S. government securities held as collateral (Note 5)                                                 17,241,197
                                                                                                       ----------
Total assets                                                                                        1,460,893,038
                                                                                                    -------------

Liabilities
Disbursements in excess of cash on demand deposit                                                       9,061,880
Payable for investment securities purchased                                                             1,743,218
Payable upon return of securities loaned (Note 5)                                                     126,714,597
Unrealized depreciation on foreign currency
   contracts held, at value (Notes 1 and 4)                                                                45,462
Accrued investment management services fee                                                                 26,540
Other accrued expenses                                                                                    175,700
                                                                                                          -------
Total liabilities                                                                                     137,767,397
                                                                                                      -----------
Net assets                                                                                         $1,323,125,641
                                                                                                   --------------

See accompanying notes to financial statements.


Statement of operations
World Growth Portfolio
Six months ended April 30, 1998



Investment income                                                                                     (Unaudited)
Income:
Dividend                                                                                             $ 5,678,081
Interest                                                                                               1,488,657
  Less foreign taxes withheld                                                                           (339,352)
                                                                                                        --------
Total income                                                                                           6,827,386

Expenses (Note 2):
Investment management services fee                                                                     4,409,612
Compensation of board members                                                                              6,138
Custodian fees                                                                                           359,381
Audit fees                                                                                                11,000
Other                                                                                                     12,995
                                                                                                          ------
Total expenses                                                                                         4,799,126
   Earnings credits on cash balances (Note 2)                                                            (10,997)
                                                                                                         -------
Total net expenses                                                                                     4,788,129
                                                                                                       ---------
Investment income (loss) -- net                                                                        2,039,257
                                                                                                       ---------


Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                                     46,641,666
   Financial futures contracts                                                                         8,092,635
                                                                                                       ---------
Net realized gain (loss) on investments                                                               54,734,301
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                                                                 223,344,105
                                                                                                     -----------
Net gain (loss) on investments                                                                       278,078,406
Net increase (decrease) in net assets resulting
   from operations                                                                                  $280,117,663
                                                                                                    ------------

See accompanying notes to financial statements.


Statements of changes in net assets
World Growth Portfolio

                                                                          April 30, 1998            Oct. 31, 1997
                                                                         Six months ended             Year ended
                                                                           (Unaudited)

Operations
Investment income (loss)-- net                                             $  2,039,257            $  12,285,162
Net realized gain (loss) on investments                                      54,734,301               28,608,288
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                                                       223,344,105               37,976,694
                                                                            -----------               ----------
Net increase (decrease) in net assets
   resulting from operations                                                280,117,663               78,870,144
Net contributions (withdrawals)
   from partners                                                            (90,107,926)             (19,158,130)
                                                                            -----------              -----------
Total increase (decrease) in net assets                                     190,009,737               59,712,014
Net assets at beginning of period                                         1,133,115,904            1,073,403,890
                                                                          -------------            -------------
Net assets at end of period                                              $1,323,125,641           $1,133,115,904

See accompanying notes to financial statements.

Notes to financial statements

World Growth Portfolio
(Unaudited as to April 30, 1998)

1. Summary of significant accounting policies
World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Growth Portfolio seeks to provide a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount.

2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended April 30, 1998, the Portfolio's custodian fees were reduced by $10,997 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $460,933,633 and $641,656,675 respectively, for the six months ended April 30, 1998. For the same period, the portfolio turnover rate was 40%. Realized gains and losses are determined on an identified cost basis.

4. Foreign currency contracts
At April 30, 1998, the Portfolio had entered into foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date   Currency to    Currency to       Unrealized         Unrealized
               be delivered    be received      appreciation       depreciation

May 1, 1998     11,905,324      8,280,813            $--              $45,462
              Canadian Dollar  U.S. Dollar

May 4, 1998      1,742,538      3,127,856            680                  --
                U.S. Dollar   Deutsche Mark

May 6, 1998       977,712        162,758             104                  --
               French Franc    U.S. Dollar

Total                                               $784              $45,462


5. Lending of portfolio securities
At April 30, 1998, securities valued at $121,487,555 were on loan to brokers. For collateral, the Portfolio received $109,473,400 in cash and U.S. government securities valued at $17,241,197. Income from securities lending amounted to $224,631 for the six months ended April 30, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


Investments in securities

World Growth Portfolio
April 30, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (91.5%)
Issuer                                                                    Shares                         Value (a)

Argentina (1.1%)
Financial services (0.1%)
IRSA Inversiones-Representaciones GDR                                     34,500                        $1,341,187

Multi-industry conglomerates (0.5%)
Perez Companc ADR                                                        550,000                         6,611,000

Utilities -- telephone (0.5%)
Telefonica de Argentina ADR                                              170,000(c)                      6,555,625

Australia (0.7%)
Transportation
Brambles Inds                                                            465,000                         9,587,184

Brazil (0.4%)
Energy
Petroleo Brasileiro ADR                                                  237,500(b,c)                    6,010,055

Canada (3.4%)
Communications equipment & services (0.9%)
Northern Telecom                                                         200,000                        12,175,000

Multi-industry conglomerates (1.0%)
Bombardier Cl B                                                          502,700(c)                     13,570,807

Utilities -- telephone (1.5%)
BCE                                                                      468,200                        19,927,763

Chile (0.4%)
Multi-industry conglomerates
Quinenco ADR                                                             458,690(b,c)                    4,730,241

France (11.5%)
Automotive & related (1.4%)
Michelin Cl B                                                            285,000(b)                     17,964,804

Banks and savings & loans (2.0%)
Banque Natl de Paris                                                     306,000(b)                     25,809,692

Computers & office equipment (2.3%)
Dassault Systems                                                         790,000                        31,016,506

Energy (1.9%)
TOTAL Cl B                                                               207,723(b)                     24,708,360

Food (0.1%)
Sodexho Alliance                                                           6,432                         1,178,112

Household products (2.8%)
Rhone-Poulenc Cl A                                                       761,953(b)                     37,280,074

Leisure time & entertainment (1.0%)
Accor                                                                     49,748(b)                     13,564,628

Germany (5.7%)
Automotive & related (0.1%)
Volkswagen AG                                                              2,268                         1,806,260

Banks and savings & loans (2.0%)
Bayerische Vereinsbank                                                   354,128(b,c)                   26,940,004

Industrial equipment & services (2.8%)
Mannesmann                                                                46,153(b)                     36,628,142

Textiles & apparel (0.8%)
Adidas                                                                    62,768(b)                     10,407,110

Hong Kong (0.4%)
Financial services
Cheung Kong Holdings                                                     884,000(b)                      5,877,362

Italy (9.4%)
Banks and savings & loans (7.9%)
Banca Intesa                                                           6,003,766(c)                     33,893,661
Credito Italiano                                                       8,149,004(b,c)                   42,830,350
Instituto Bancario San Paolo di Torino                                 1,891,494(b,c)                   27,336,439
                                                                                                       -----------
Total                                                                                                  104,060,450

Utilities -- telephone (1.5%)
Telecom Italia                                                         3,900,000(b)                     20,563,920

Japan (3.0%)
Automotive & related (0.7%)
Honda Motor                                                              255,000                         9,251,706

Computers & office equipment (0.7%)
Fujitsu                                                                  800,000                         9,342,400

Electronics (1.0%)
Fujikura                                                               1,250,000                         6,443,750
Ibiden                                                                   413,000(c)                      6,524,326
                                                                                                       -----------
Total                                                                                                   12,968,076

Media (0.6%)
Sony                                                                      98,000                         8,155,560

Mexico (1.7%)
Financial services (0.1%)
Grupo Financiero Bancomer Cl B                                         1,271,900                           878,414

Paper & packaging (0.9%)
Kimberly-Clark de Mexico                                               2,400,000                        11,780,791

Multi-industry conglomerates (0.7%)
Banco Nacional do Norte                                                6,000,000                         9,899,826

Netherlands (7.1%)
Computers & office equipment (1.1%)
Baan                                                                     341,499(b,c)                   14,960,969

Industrial equipment & services (2.1%)
Philips Electronics                                                      315,000(b)                     27,756,036

Insurance (3.9%)
ING Groep                                                                783,580(b)                     50,930,193

Singapore (0.4%)
Financial services
DBS Land                                                               3,100,000                         4,680,380

Sweden (1.0%)
Banks and savings & loans
Nordbanken Holding                                                     1,785,832(c)                     13,148,010

Switzerland (4.2%)
Banks and savings & loans (2.7%)
Credit Suisse Group                                                       76,500(b)                     16,822,151
Schweizer Bankgesellschaft                                                11,557(b)                     18,605,792
                                                                                                       -----------
Total                                                                                                   35,427,943

Health care (1.5%)
Novartis                                                                  12,268                        20,273,632

United Kingdom (12.8%)
Health care (1.5%)
SmithKline Beecham                                                     1,622,000                        19,439,508

Media (1.3%)
Pearson                                                                1,130,000                        17,729,587

Multi-industry conglomerates (4.2%)
General Electric                                                       4,642,660                        37,955,138
Williams ADR                                                           2,246,826                        17,212,934
                                                                                                       -----------
Total                                                                                                   55,168,072

Retail (2.7%)
Great Universal Stores                                                 2,350,454(b)                     35,875,920

Utilities -- telephone (3.1%)
Orange                                                                 3,460,894                        25,153,432
Vodafone                                                               1,440,657                        15,868,405
                                                                                                       -----------
Total                                                                                                   41,021,837

United States (28.3%)
Banks and savings & loans (3.6%)
BankAmerica                                                              200,000                        17,000,000
BankBoston                                                               230,000                        24,825,625
NationsBank                                                               85,200                         6,453,900
                                                                                                       -----------
Total                                                                                                   48,279,525

Beverages & tobacco (0.9%)
Philip Morris                                                            330,000                        12,313,125

Communications equipment & services (0.6%)
Motorola                                                                 150,000                         8,343,750

Computers & office equipment (2.2%)
Cisco Systems                                                            225,000(b)                     16,481,250
Compaq Computer                                                          450,000                        12,628,125
                                                                                                       -----------
Total                                                                                                   29,109,375

Electronics (1.5%)
Intel                                                                    242,000                        19,556,625

Energy equipment & services (0.9%)
Baker Hughes                                                             300,000                        12,150,000

Financial services (2.1%)
CIT Group Cl A                                                            54,800                         1,941,975
Fannie Mae                                                               210,000                        12,573,750
Travelers Group                                                          225,000                        13,767,187
                                                                                                       -----------
Total                                                                                                   28,282,912

Health care (1.7%)
Pfizer                                                                   199,000                        22,648,687

Health care services (1.4%)
HBO & Co                                                                 300,000                        17,943,750

Household products (2.5%)
Colgate-Palmolive                                                        145,000                        13,004,688
Gillette                                                                 172,100                        19,866,794
                                                                                                       -----------
Total                                                                                                   32,871,482

Industrial equipment & services (1.8%)
Illinois Tool Works                                                      340,000                        23,970,000

Insurance (0.6%)
American Intl Group                                                       56,000                         7,367,500

Leisure time & entertainment (1.1%)
Disney (Walt)                                                            117,000                        14,544,562

Media (0.6%)
Interpublic Group of Cos                                                 114,000                         7,281,750

Multi-industry conglomerates (1.2%)
General Electric                                                         180,000                        15,322,500

Retail (4.2%)
Rite Aid                                                                 460,000                        14,777,500
Safeway                                                                  476,000(b)                     18,207,000
Wal-Mart Stores                                                          296,000                        14,966,500
Walgreen                                                                 215,000                         7,417,500
                                                                                                       -----------
Total                                                                                                   55,368,500

Utilities -- telephone (1.4%)
AirTouch Communications                                                  350,000(b)                     18,593,750

Total common stocks
(Cost: $951,369,429)                                                                                $1,210,950,939

Other (0.7%)

Issuer                                                                    Shares                         Value (a)

Argentina (--%)
Inversiones y Representaciones GDR
   Rights                                                                 34,500(e)                            $--

France (0.1%)
Rhone-Poulenc
   Warrants                                                              187,676                           905,443

Italy (0.6%)
Banca Intesa
   Warrants                                                            6,003,766                         7,761,669

Total other
(Cost: $1,321,578)                                                                                      $8,667,112



Short-term securities (15.3%)

Issuer                                               Annualized                 Amount                    Value (a)
                                                    yield on date             payable at
                                                     of purchase               maturity

U.S. government agencies (3.5%)
Federal Home Loan Mtge Corp Disc Nts
   05-18-98                                             5.42%                 $10,000,000                $9,974,500
   05-29-98                                             5.44                   10,000,000                 9,957,844
Federal Natl Mtge Assn Disc Nts
   05-11-98                                             5.43                   15,000,000                14,977,458
   05-11-98                                             5.44                    1,500,000                 1,497,742
   05-18-98                                             5.44                   10,000,000                 9,974,358
                                                                                                        -----------
Total                                                                                                    46,381,902

Commercial paper (11.6%)
ABB Treasury Center USA
   05-04-98                                             5.54                    4,126,000(d)              4,124,102
Albertson's
   05-21-98                                             5.54                   10,800,000                10,766,820
Bell Atlantic Finance
   05-21-98                                             5.52                    5,300,000                 5,283,806
   05-27-98                                             5.55                    4,800,000                 4,780,829
Ciesco LP
   05-18-98                                             5.52                   11,200,000                11,170,911
Commerzbank U.S. Finance
   06-01-98                                             5.55                   10,300,000                10,250,952
Consolidated Natural Gas
   05-05-98                                             5.51                    1,600,000                 1,599,022
Daimler-Benz
   06-04-98                                             5.55                   11,000,000                10,942,550
Delaware Funding
   05-18-98                                             5.53                    6,500,000(d)              6,483,087
Deutsche Bank Financial
   05-01-98                                             5.53                    4,200,000                 4,200,000
   05-08-98                                             5.57                    5,700,000                 5,693,860
Dresdner US Finance
   05-21-98                                             5.52                    3,300,000                 3,289,917
Gannett
   05-14-98                                             5.51                    6,000,000(d)              5,988,127
Glaxo Wellcome
   05-20-98                                             5.53                    5,000,000(d)              4,985,434
GTE Funding
   05-18-98                                             5.53                    5,000,000                 4,986,990
Paccar Financial
   05-04-98                                             5.54                    5,000,000                 4,997,700
   05-05-98                                             5.52                    2,000,000                 1,998,778
   05-13-98                                             5.54                    2,400,000                 2,395,584
   05-26-98                                             5.54                   13,000,000                12,950,167
Pfizer
   06-03-98                                             5.54                    3,200,000(d)              3,183,808
Toyota Motor Credit
   05-01-98                                             5.58                    7,100,000                 7,100,000
   05-21-98                                             5.54                   13,179,000                13,138,511
Xerox
   05-06-98                                             5.51                    6,000,000                 5,995,425
Xerox Credit
   05-08-98                                             5.54                    7,000,000                 6,992,500
                                                                                                       -----------
Total                                                                                                   153,298,880

Letter of credit (0.2%)
Credit Agricol --
Louis Dreyfus
   05-07-98                                             5.54                    3,000,000                 2,997,230

Total short-term securities
(Cost: $202,678,012)                                                                                   $202,678,012

Total investments in securities
(Cost: $1,155,369,019)(f)                                                                            $1,422,296,063


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 5 to the financial statements.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Negligible market value.

(f) At April 30, 1998 the cost of securities for federal income tax purposes was approximately $1,155,368,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

  Unrealized appreciation                                        $291,428,000
  Unrealized depreciation                                         (24,500,000)
                                                                  -----------

  Net unrealized appreciation                                    $266,928,000


See accompanying notes to investments in securities.


Financial statements

Statement of assets and liabilities
World Income Portfolio
April 30, 1998


Assets                                                                                              (Unaudited)
Investments in securities, at value (Note 1)
   (identified cost $977,677,075)                                                                 $1,000,615,252
Cash in bank on demand deposit                                                                           387,918
Dividends and accrued interest receivable                                                             27,561,149
Receivable for investment securities sold                                                             18,240,034
Unrealized appreciation on foreign currency
   contracts held, at value (Notes 1 and 4)                                                              122,565
U.S. government securities held as collateral
   for securities loaned (Note 5)                                                                      2,886,546
                                                                                                       ---------
Total assets                                                                                       1,049,813,464
                                                                                                   -------------
Liabilities
Payable for investment securities purchased                                                            5,330,188
Unrealized depreciation on foreign currency
   contracts held, at value (Notes 1 and 4)                                                            1,766,063
Payable upon return of securities loaned (Note 5)                                                     46,916,546
Accrued investment management services fee                                                                19,883
Other accrued expenses                                                                                    31,505
Open option contracts written, at value
   (premuim received $152,000) (Note 6)                                                                  105,000
                                                                                                         -------
Total liabilities                                                                                     54,169,185
                                                                                                      ----------
Net assets                                                                                         $ 995,644,279

See accompanying notes to financial statements.


Statement of operations
World Income Portfolio
Six months ended April 30, 1998



Investment income                                                                                 (Unaudited)
Income:
Dividends                                                                                             $  196,400
Interest                                                                                              35,039,016
   Less foreign taxes withheld                                                                          (943,788)
                                                                                                        --------
Total income                                                                                          34,291,628
                                                                                                      ----------

Expenses (Note 2):
Investment management services fee                                                                     3,584,101
Compensation of board members                                                                              5,852
Custodian fees                                                                                           138,472
Audit fees                                                                                                11,250
Other                                                                                                      9,620
                                                                                                           -----
Total expenses                                                                                         3,749,295
   Earnings credits on cash balances (Note 2)                                                             (6,757)
                                                                                                          ------
Total net expenses                                                                                     3,742,538
                                                                                                       ---------
Investment income (loss) -- net                                                                       30,549,090
                                                                                                      ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                                      2,908,242
   Foreign currency transactions                                                                      (4,024,733)
                                                                                                      ----------
Net realized gain (loss) on investments                                                               (1,116,491)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                                                               7,152,328
                                                                                                       ---------
Net gain (loss) on investments and foreign currencies                                                  6,035,837
                                                                                                       ---------
Net increase (decrease) in net assets
   resulting from operations                                                                         $36,584,927
                                                                                                     -----------

See accompanying notes to financial statements.


Statements of changes in net assets
World Income Portfolio

                                                                          April 30, 1998            Oct. 31, 1997
                                                                         Six months ended             Year ended
                                                                            (Unaudited)

Operations
Investment income (loss)-- net                                             $ 30,549,090             $ 55,752,766
Net realized gain (loss) on investments                                      (1,116,491)               5,413,929
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                                                         7,152,328              (12,533,266)
                                                                              ---------              -----------
Net increase (decrease) in net assets
   resulting from operations                                                 36,584,927               48,633,429
Net contributions (withdrawals) from partners                               (26,194,448)             101,894,400
                                                                            -----------              -----------
Total increase (decrease) in net assets                                      10,390,479              150,527,829
Net assets at beginning of period                                           985,253,800              834,725,971
                                                                            -----------              -----------
Net assets at end of period                                                $995,644,279             $985,253,800
                                                                           ------------             ------------

See accompanying notes to financial statements.


Notes to financial statements

World Income Portfolio
(Unaudited as to April 30, 1998)

1. Summary of significant accounting policies
World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. World Income Portfolio invests primarily in debt securities of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Illiquid securities
At April 30, 1998, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 1998 was $9,975,000 representing 1.0% of net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds the Fund amoritizes premium and original issue discount daily and market discount is recognized at the time of sale.

2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended April 30, 1998, the Portfolio's custodian fees were reduced by $6,757 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $158,092,088 and $143,846,271, respectively, for the six months ended April 30, 1998. For the same period, the portfolio turnover rate was 15%. Realized gains and losses are determined on an identified cost basis.

4. Foreign currency contracts
At April 30, 1998, the Portfolio had entered into foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date   Currency to     Currency to      Unrealized      Unrealized
               be delivered     be received     appreciation    depreciation

June 8, 1998    18,700,000      10,436,782      $       --      $    4,954
               Deutsche Mark    U.S. Dollar

June 22, 1998  1,000,000,000     7,660,047          51,209              --
               Japanese Yen     U.S. Dollar

Nov. 15, 1998    3,010,033     4,500,000,000        71,356              --
                U.S. Dollar     Korean Won

Nov. 19,1998     3,000,000    11,655,000,000            --       1,761,109
                U.S. Dollar  Indonesian Rupiah

Total                                             $122,565      $1,766,063

5. Lending of portfolio securities
At April 30, 1998, securities valued at $45,359,113 were on loan to brokers. For collateral, the Portfolio received $44,030,000 in cash and U.S. government securities valued at 2,886,546. Income from securities lending amounted to $127,170 for the six months ended April 30, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. Option contracts written
The number of contracts and premium amounts associated with option contracts written is as follows:

                                   Six months ended April 30, 1998

                                  Puts                             Calls
                        Contracts       Premium           Contracts     Premium

Balance Oct. 31, 1997      --          $    --                --       $   --
Opened                     100          152,000              100        134,500
Closed                     --               --              (100)      (134,500)

Balance April 30, 1998     100         $152,000               --       $    --


See "Summary of significant accounting policies."


Investments in securities

World Income Portfolio
April 30, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (96.6%)(b)

Issuer                                      Coupon                         Principal                      Value(a)
                                             rate                           amount
Argentina (3.1%)
Comp Nav Perez Companc
  (U.S. Dollar)
    01-30-04                                  9.00%                       $1,975,000(d)                 $1,994,750
Province of Mendoza
  (U.S. Dollar)
    09-04-07                                 10.00                         4,000,000(d)                  3,873,640
Republic of Argentina
  (Japanese Yen)
    03-27-01                                  5.50                       880,000,000                     6,805,832
  (U.S. Dollar)
    03-31-05                                  6.69                        10,450,000(j)                  9,598,325
    01-30-17                                 11.375                        7,300,000                     8,084,750
                                                                                                       -----------
Total                                                                                                   30,357,297

Austria (0.3%)
Autobahn Schnell
  (Japanese Yen)
    03-11-00                                  6.00                       397,000,000                     3,292,718

Bermuda (0.2%)
Central Euro Media
  (Deutsche Mark) Sr Nts Series RG
    08-15-04                                  4.45                         3,925,000                     2,154,670

Brazil (0.7%)
Comp Paranaense De Energ
  (U.S. Dollar)
    05-02-05                                  9.75                         5,000,000(d)                  5,027,400

Espirito Santo Centrais
  (U.S. Dollar) Sr Nts
    07-15-07                                 10.00                         1,850,000(d)                  1,784,584
                                                                                                       -----------
Total                                                                                                    6,811,984

Canada (4.8%)
Govt of Canada
  (Canadian Dollar)
    06-01-23                                  5.78                        50,810,000                    46,062,498
Rogers Cablesystems
  (Canadian Dollar)
    01-15-14                                  9.65                         2,000,000                     1,528,722
                                                                                                       -----------
Total                                                                                                   47,591,220

Cayman Islands (0.5%)
Roil
  (U.S. Dollar)
    12-05-02                                  12.78                        5,000,000(c)                  4,975,000

China (2.5%)
Bank of China
  (U.S. Dollar)
    03-15-14                                  8.25                         5,000,000                     4,807,450
Greater Beijing
  (U.S. Dollar) Sr Nts
    06-15-04                                  9.25                         3,500,000(d)                  2,955,680
    06-15-07                                  9.50                         5,000,000(d)                  3,982,700
People's Republic of China
  (U.S. Dollar)
    07-03-01                                  7.375                        4,450,000                     4,505,856
Zhuhai Highway
  (U.S. Dollar) Sub Nts
    07-01-08                                 11.50                         9,550,000(d)                  8,942,811
                                                                                                       -----------
Total                                                                                                   25,194,497

Denmark (4.9%)
Govt of Denmark
  (Danish Krone)
    11-15-00                                  9.00                        40,000,000                     6,525,160
    05-15-03                                  8.00                       113,200,000                    18,738,222
    03-15-06                                  8.00                        65,000,000                    11,202,230
    11-10-24                                  7.00                        70,000,000                    12,002,550
                                                                                                       -----------
Total                                                                                                   48,468,162

France (1.1%)
Govt of France
  (European Currency Unit)
    04-25-05                                  7.50                         8,710,000                    11,084,799

Germany (6.8%)
Federal Republic of Germany
  (Deutsche Mark)
    07-22-02                                  8.00                        15,265,000                     9,624,628
    11-11-04                                  7.50                        31,870,000                    20,365,695
    06-20-16                                  6.00                        34,650,000                    20,923,957
    07-04-27                                  6.50                        26,400,000                    16,755,446
                                                                                                       -----------
Total                                                                                                   67,669,726

Greece (0.8%)
Hellenic Republic
  (Greek Drachma)
    03-21-00                                  9.80                     2,550,000,000                     8,098,545

Hong Kong (1.0%)
Dao Heng Bank
  (U.S. Dollar) Sub Nts
    01-24-07                                  7.75                         5,500,000(d)                  4,986,410
Hutchison Whampo Finance
  (U.S. Dollar) Company Guaranty
    08-01-27                                  7.50                         5,000,000(d)                  4,501,200
                                                                                                       -----------
Total                                                                                                    9,487,610

Indonesia (1.1%)
Indah Kiat Finance Mauritius
  (U.S. Dollar) Company Guaranty
    07-01-07                                 10.00                         4,350,000                     3,621,375
Indah Kiat Pulp & Paper
  (U.S. Dollar)
    11-01-00                                  8.875                        2,500,000                     2,206,250
Polysindo Intl Finance
  (U.S. Dollar) Company Guaranty
    06-15-06                                 11.375                        2,300,000                     1,368,500
Tjiwi Kimia Finance Mauritius
  (U.S. Dollar) Company Guaranty
    08-01-04                                 10.00                         2,450,000                     2,009,000
Tjiwi Kimia Intl
  (U.S. Dollar) Company Guaranty
    08-01-01                                 13.25                         2,000,000                     1,875,000
                                                                                                       -----------
Total                                                                                                   11,080,125

Italy (4.1%)
Govt of Italy
  (Italian Lira)
    01-01-04                                  8.50                    46,125,000,000                    30,534,750
    11-01-26                                  7.25                    15,270,000,000                    10,521,030
                                                                                                       -----------
Total                                                                                                   41,055,780

Japan (0.3%)
Matsushita Electric Ind
  (Japanese Yen) Cv Series 4
    03-31-99                                  1.30                       325,000,000                     2,535,000
Nippon Express
  (Japanese Yen) Cv Series 4
    03-31-04                                  1.00                       120,000,000                       896,160
                                                                                                       -----------
Total                                                                                                    3,431,160

Malaysia (0.4%)
Petronas
  (U.S. Dollar)
    08-15-15                                  7.75                         4,550,000                     4,182,224

Mexico (5.3%)
Banco Nacional de Comercio Exterior
  (U.S. Dollar)
    02-02-04                                  7.25                         8,000,000(e)                  7,540,000
Grupo Televisa
  (U.S. Dollar) Sr Nts Series A
    05-15-03                                 11.375                        2,500,000                     2,745,900
Imexsa Export Trust
  (U.S. Dollar)
    05-31-03                                 10.125                        3,000,000(d)                  3,120,000
United Mexican States
  (British Pound) Medium-term Nts Series E
    05-30-02                                 14.48                         5,000,000                     8,205,785
  (Japanese Yen)
    08-17-98                                  5.00                       580,000,000                     4,421,224
  (U.S. Dollar)
    09-15-16                                 11.375                        5,000,000(e)                  5,862,500
    05-15-26                                 11.50                        16,951,000(e)                 20,425,955
                                                                                                       -----------
Total                                                                                                   52,321,364

New Zealand (1.0%)
Govt of New Zealand
  (New Zealand Dollar)
    02-15-00                                  6.50                        10,000,000                     5,439,580
Telecom Corp of New Zealand
  (New Zealand Dollar)
    02-10-03                                  6.25                         5,000,000(d)                  4,946,855
                                                                                                       -----------
Total                                                                                                   10,386,435

Norway (0.9%)
Govt of Norway
    01-31-99                                  9.00                        65,000,000                     8,995,285

Philippines (0.6%)
Philippine Long Distance Telephone
  (U.S. Dollar) Medium-term Nts Series E
    03-06-07                                  7.85                         1,500,000(d)                  1,378,845
    03-06-17                                  8.35                         4,700,000(d)                  4,251,808
                                                                                                       -----------
Total                                                                                                    5,630,653

Russia (1.1%)
Alfa-Russia Finance
  (U.S. Dollar) Medium-term Nts Bank Guaranty
    07-28-00                                 10.375                        3,000,000                     2,685,000
Rostelecom
  (U.S. Dollar)
    02-15-00                                  9.375                        5,000,000(c)                  5,000,000
Tatneft Finance
  (U.S. Dollar) Company Guaranty
    10-29-02                                  9.00                         4,000,000(d)                  3,637,720
                                                                                                       -----------
Total                                                                                                   11,322,720

South Africa (1.4%)
Escom
  (South African Rand)
    09-01-01                                  8.00                        81,000,000                    14,048,640

South Korea (0.5%)
Korea Electric Power
  (U.S. Dollar)
    12-01-03                                  6.375                        4,000,000                     3,507,520
Republic of Korea
  (U.S. Dollar)
    04-15-08                                  8.875                        1,625,000                     1,598,756
                                                                                                       -----------
Total                                                                                                    5,106,276

Spain (3.4%)
Govt of Spain
  (Spanish Peseta)
    04-30-99                                  9.40                     1,500,000,000                    10,338,000
    04-30-06                                  8.80                     2,902,000,000                    23,703,536
                                                                                                       -----------
Total                                                                                                   34,041,536

Sweden (4.3%)
Govt of Sweden
  (Japanese Yen) Medium-term Nts
    06-21-99                                  3.875                      600,000,000                     4,710,000
  (Swedish Krona)
    02-09-05                                  6.00                        44,500,000                     6,011,283
    08-15-07                                  8.00                       160,200,000                    24,780,056
Paulson Enteprenad
  (Swedish Krona)
    12-15-00                                  7.00                        56,560,000                     6,811,125
                                                                                                       -----------
Total                                                                                                   42,312,464

United Kingdom (10.8%)
Abbey Natl First Capital
  (U.S. Dollar)
    10-15-04                                  8.20                         5,000,000                     5,499,050
IPC Magazines Group
  (British Pound)
    03-15-08                                  9.675                        2,475,000(d)                  4,036,433
Texon Intl
  (Deutsche Mark) Sr Nts
    02-01-08                                  3.12                         4,000,000                     2,285,012
United Kingdom Treasury
  (British Pound)
    03-03-00                                  9.00                        21,700,000                    37,809,624
    06-10-03                                  8.00                        22,000,000                    40,020,552
    12-07-05                                  8.50                         9,200,000                    17,786,121
                                                                                                       -----------
Total                                                                                                  107,436,792

United States (32.7%)
Chesapeake
  (U.S. Dollar)
    05-01-03                                  9.875                        1,000,000                     1,141,340
Cleveland Electric Illuminating
  (U.S. Dollar) 1st Mtge Series B
    05-15-05                                  9.50                         3,000,000                     3,343,770
Dayton Hudson
  (U.S. Dollar)
    12-01-22                                  8.50                         3,265,000                     3,585,590
Executive Risk Capital
  (U.S. Dollar) Company Guaranty Series B
    02-01-27                                  8.675                        3,500,000                     3,870,020
Federal Natl Mtge Assn
  (U.S. Dollar)
    02-01-27                                  7.50                         4,244,504                     4,363,690
    06-01-27                                  7.50                         8,649,430                     8,892,306
Federal Natl Mtge Assn Global
  (Japanese Yen)
    12-20-99                                  2.00                       500,000,000                     3,872,500
General Motors
  (U.S. Dollar)
    07-15-01                                  9.125                        2,000,000                     2,173,480
Govt Natl Mtge Assn
  (U.S. Dollar)
    10-15-26                                  8.00                         7,965,241                     8,272,221
GTE North
  (U.S. Dollar) Series F
    02-15-10                                  6.375                        9,950,000(e)                  9,912,091
MGM Grand
  (U.S. Dollar)
    02-01-05                                  6.95                         7,600,000                     7,590,804
Nationwide CSN Trust
  (U.S. Dollar)
    02-15-25                                  9.875                        7,000,000(d)                  8,366,890
New Jersey Economic Development
  Authority State Pension Funding
  Revenue Bond (MBIA Insured)
  (U.S. Dollar)
    02-15-29                                  7.43                         5,100,000(f)                  5,560,020
New York Life Insurance
  (U.S. Dollar)
    12-15-23                                  7.50                         7,000,000(d)                  7,079,030
Northwest Airlines
  (U.S. Dollar) Company Guaranty 1st Series 1996
    01-02-15                                  8.97                         1,954,104                     2,127,277
Overseas Private Investment
  (U.S. Dollar) U.S. Govt Guaranty Series 1996A
    01-15-09                                  6.99                         7,500,000                     7,767,450
PDV America
  (U.S. Dollar) Sr Nts
    08-01-03                                  7.875                        3,500,000                     3,621,905
Phillips Petroleum
  (U.S. Dollar)
    04-15-23                                  7.92                         3,115,000                     3,301,620
Questar Pipeline
  (U.S. Dollar)
    06-01-21                                  9.375                        1,000,000                     1,120,730
Salomon Smith Barney Holdings
  (U.S. Dollar)
    01-15-03                                  6.125                       10,400,000                    10,292,672
SBC Communications
  (U.S. Dollar)
    08-15-31                                  8.50                         5,000,000                     5,508,850
Southern California Gas
  (U.S. Dollar) 1st Mtge Series BB
    03-01-23                                  7.375                          900,000                       912,726
Swiss Bank
  (U.S. Dollar) Sub Deb
    07-15-25                                  7.50                         4,700,000                     5,061,618
TU Electric Capital
  (U.S. Dollar) Company Guaranty
    01-30-37                                  8.18                         6,150,000                     6,292,557
U.S. Treasury
  (U.S. Dollar)
    02-15-00                                  5.875                       10,000,000                    10,050,200
    08-15-00                                  6.00                         8,000,000                     8,067,040
    11-15-01                                  7.50                        72,250,000                    76,504,080
    02-15-05                                  7.50                        10,000,000(e)                 10,982,700
    11-15-16                                  7.50                        60,200,000                    70,068,586
  (U.S. Dollar) TIPS
    01-15-07                                  3.375                       10,000,000(g)                  9,897,091
U S WEST Communications
  (U.S. Dollar)
    11-10-26                                  7.20                         6,000,000                     6,014,340
USX
  (U.S. Dollar)
    03-01-08                                  6.85                         4,775,000                     4,791,235
Zurich Capital
  (U.S. Dollar) Company Guaranty
    06-01-37                                  8.38                         4,550,000(d)                  4,976,654
                                                                                                       -----------
Total                                                                                                  325,383,083

Venezuela (2.0%)
Govt of Venezuela
  (U.S. Dollar) Series A
    03-31-07                                  6.625                       11,357,143                    10,178,839
  (U.S. Dollar) Series B
    03-31-07                                  6.75                        11,142,857                     9,986,786
                                                                                                       -----------
Total                                                                                                   20,165,625

Total bonds
(Cost: $938,960,713)                                                                                  $962,086,390


Preferred stock & other (0.5%)
Issuer                                                                     Shares                         Value (a)

Mexico Value
  Rights                                                                   1,000(h)                            $--
Pinto Totta Intl Finance
  7.77%                                                                   50,000(b,d)                    4,812,500

Total preferred stock & other
(Cost: $5,000,000)                                                                                      $4,812,500




Short-term securities (3.4%)(k)

Issuer                                               Annualized                  Amount                   Value (a)
                                                    yield on date              payable at
                                                     of purchase                maturity

U.S. government agency (2.6%)
Federal Home Loan Mtge Corp Disc Nts
    05-07-98                                            5.46%                  $7,300,000                $7,293,382
    05-15-98                                            5.47                    3,200,000                 3,193,230
    05-20-98                                            5.42                   11,400,000                11,367,510
    05-29-98                                            5.45                    4,100,000                 4,082,732
                                                                                                        -----------
Total                                                                                                    25,936,854

Commercial paper (0.7%)
ABB Treasury Center USA
    05-04-98                                            5.54                    1,800,000(i)              1,799,172
Bell Atlantic Finance
    05-27-98                                            5.55                    1,100,000                 1,095,607
Delaware Funding
    05-15-98                                            5.54                    1,600,000(i)              1,596,565
Fleet Funding
    05-27-98                                            5.54                    2,000,000(i)              1,992,041
Paccar Financial
    05-26-98                                            5.54                      700,000                   697,317
                                                                                                        -----------
Total                                                                                                     7,180,702

Letter of credit (0.1%)
Bank of America-
AES Hawaii
    05-14-98                                            5.53                      600,000                   598,806

Total short-term securities
(Cost: $33,716,362)                                                                                     $33,716,362

Total investments in securities
(Cost: $977,677,075)(l)                                                                              $1,000,615,252

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(c) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at April 30, 1998, is as follows:

Security                     Acquisition dates             Cost

Roil
  12.78% 2002                    04-30-98               $4,975,000
Rostelecom
  9.375% 2000                    04-28-97                5,000,000

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

MBIA -- Municipal Bond Investors Assurance

(g) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Negligible market value.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 1998.

(k) At April 30, 1998, cash or short-term securities were designated to cover open put options written as follows:

Issuer           Shares    Excercise        Expiration          Value (a)
                               price              date

Japenese Yen     10,000         $75          June 1998          $105,000

(l) At April 30, 1998, the cost of securities for federal income tax purposes was approximately $976,966,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                   $43,760,000
Unrealized depreciation                                   (20,111,000)
                                                          -----------

Net unrealized appreciation                               $23,649,000


See accompanying notes to investments in securities.

             American Express Service Corporation, Distributor



                                                               S-6145 C (6/98)